Stockholders’ Equity - Schedule of Stock Option Activity (Details) - Stock Option [Member] - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Equity - Schedule of Stock Option Activity (Details) [Line Items]
Options, Granted			1,928,751	136,000
Weighted Average Exercise Price, Granted			$ 0.3	$ 15
Weighted Average Remaining Contractual Life (in years)			10 years 3 days	10 years 3 days
Option Exercisable, outstanding		6,822,306	2,072,306
Option Exercisable, Weighted Average Exercise Price, outstanding (in Dollars per share)		$ 2.78	$ 8.45
Option Exercisable, Weighted Average Remaining Contractual Life (in years), outstanding		9 years 3 months 10 days	8 years 10 months 2 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options, outstanding	8,817	8,448,568	2,073,568	144,817
Weighted Average Exercise Price, outstanding	$ 2,025	$ 2.43	$ 8.93	$ 135
Weighted Average Remaining Contractual Life (in years)	4 years 3 months 14 days	9 years 3 months 29 days	8 years 10 months 2 days	9 years 3 months 21 days